Digital Currency and Capital Management	9 Months Ended
Dec. 31, 2025
Digital Currency and Risk Management [Abstract]
Digital Currency and Capital Management [Text Block]	25. Digital Currency and Capital Management

Digital currencies are measured using Level 2 inputs

Digital currency prices are affected by various forces including global supply and demand, interest rates, exchange rates, inflation or deflation and the global political and economic conditions.  The profitability of the Company is directly related to the current and future market price of coins; in addition, the Company may not be able liquidate its inventory of digital currency at its desired price if required.  A decline in the market prices for coins could negatively impact the Company's future operations.  The Company has not hedged the conversion of any of its coin sales or future mining of digital currencies.

Digital currencies have a limited history, and the fair value historically has been very volatile.  Historical performance of digital currencies is not indicative of their future price performance.  The Company's digital currencies mainly consist of Bitcoin.  The table below shows the impact for every 5% variance in the price of Bitcoin on the Company's earnings before tax, based on the closing price at December 31, 2025.

Impact of 5% variance in price

Bitcoin	$2,096

For the security of its digital currencies, the Company uses the services of two institutions through custodial agreements, one located in Liechtenstein and another in the United States.

The Company's  capital management objective is to provide financial resources that will enable the Company to maximize the return to its shareholders while optimizing its cost of capital and ensuring the Company has sufficient liquidity to fund its operating and growth activities. To achieve this objective, the Company monitors its capital structure and makes adjustments as required in light of the Company’s funding requirements, changes in economic conditions, the cost of providing and the availability of financing, and the risks to which the Company is exposed. The Company’s financing strategy is to maintain a flexible capital structure that optimizes the cost of capital at an acceptable level of risk, to preserve its ability to meet financial obligations as they come due, and to ensure the Company has sufficient financial resources to fund its organic and acquisitive growth.

The Company's primary source of revenues is currently digital currency mining, a highly volatile industry subject to significant inherent risk. Declines in the market prices of cryptocurrencies, an increase in the difficulty of Bitcoin mining, delays in the delivery of equipment, changes in the regulatory environment and adverse changes in other inherent risks can significantly and negatively impact the Company’s operations and cash flows and its ability to maintain sufficient liquidity to meet its financial obligations. Adverse changes to the factors mentioned above can impact the recoverability of the Company’s digital assets and property, plant and equipment, resulting in impairment losses being recorded. The Company’s current operating budget and future estimated cash flows (which includes planned proceeds from the sale of digital assets) combined with cash on hand and funds from ATM sales, indicate that the Company will have sufficient cash resources to meet its obligations during the twelve-month period following the date these condensed interim consolidated financial statements were authorized for issuance.